Borrowings and Debentures - Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		₩ 503,125	₩ 515,600
Less: current portions		(203,125)	(312,475)
Long-term borrowings, excluding current installments		300,000	203,125
Gross amount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		₩ 503,125	515,625
Gross amount [member] | Korea Development Bank Long-term borrowings with 1.87 Due Feb. 10, 2026 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	[1]	1.87%
Maturity	[1]	Feb. 10, 2026
Long-term borrowings	[1]	₩ 3,125	15,625
Gross amount [member] | Mizuho Bank, Ltd. Long-term borrowings With 1.35 Due May. 20, 2024 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)		2.75%
Maturity		Sep. 22, 2027
Long-term borrowings		₩ 200,000	0
Gross amount [member] | DBS Bank Ltd. Long-term borrowings With 2.63 Due Mar. 10, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)		2.63%
Maturity		Mar. 10, 2025
Long-term borrowings		₩ 0	200,000
Gross amount [member] | Credit Agricole CIB Long-term borrowings With 4.89 Due Nov. 28, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)		4.89%
Maturity		Nov. 28, 2025
Long-term borrowings		₩ 0	50,000
Gross amount [member] | Mizuho Bank, Ltd. Long-term borrowings With 3M CD + 1.05 Due Jul. 25, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate description	[2]	3M CD + 1.05
Maturity	[2]	Jul. 25, 2025
Long-term borrowings	[2]	₩ 0	50,000
Gross amount [member] | Industrial and Commercial Bank of China Ltd. with Long term Borrowings 2.70 Due Sep.13,2027 [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)		2.70%
Maturity		Sep. 13, 2027
Long-term borrowings, excluding current installments		₩ 100,000	0
Gross amount [member] | DBS Bank Ltd. Long-term Borrowings with 3M CD + 0.075 Due Oct. 8,2026 [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate description	[2]	3M CD + 0.075
Maturity	[2]	Oct. 8, 2026
Long-term borrowings	[2]	₩ 200,000	200,000
Present value discount [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings		₩ 0	₩ 25

[1]	The long-term borrowings are to be repaid by installments on an annual basis from 2022 to 2026.
[2]	Applied interest rate is the 3M CD rate of 2.85% and 3.41% as of December 31, 2025 and 2024, respectively.